Accounting Policies - Additional Information (Details)	12 Months Ended
Sep. 30, 2023 USD ($)
Accounting Policy [Abstract]
Lease of low-value assets	$ 5,000
Internally-generated intangible assets recognized	0
Impairment loss	$ 0
Equity consideration	90.00%